TDR - By Type of Modification (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		$ 3,857	$ 5,525	$ 1,981
Adjusted Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		0	270	539
Principal Deferrals [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		2,220	189	213
Combination of Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	[1]	214	0	146
Combination Of Rate And Maturity [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	[2]	620	3,192	0
Extension of Maturity Date [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period		$ 803	$ 1,874	$ 1,083

[1]	(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
[2]	(2) Terms include combination of interest rate adjustments and extensions of maturity.